FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

4 FINANCIAL RISK MANAGEMENT

        The Group's principal financial liabilities, other than derivatives, consist of loans and borrowings and trade and other payables. The main purpose of these financial liabilities is to finance the Group's operations. The Group has trade and other receivables, and cash and short-term deposits that are derived directly from its operations. The Company views derivative instruments as risk management tools and does not use them for trading or speculative purposes.

        The Group is exposed to market risk, credit risk and liquidity risk.

        The Company's Management Board oversees the management of these risks. The Company's Management Board is supported by the treasury department who advises on financial risks and the appropriate financial risk governance framework for the Company. The Finance and Strategy Committee provides assurance to the Company's Management Board that the Group's financial risk management activities are governed by appropriate policies and procedures, and that financial risks are identified, measured and managed in accordance with Group policies and the Group's risk appetite. All derivative activities for risk management purposes are carried out by specialist teams with appropriate skills, experience and supervision.

        The Group Chief Executive Officer ("CEO"), Group Chief Financial Officer ("CFO") and other senior management of the Company review and agree on policies for managing each of these risks, which are summarized below.

MARKET RISK

        Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises interest rate risk and foreign currency risk.

INTEREST RATE RISK

        Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term debt obligations with floating interest rates. The Company manages its interest rate risk exposure through a portfolio of fixed and variable rate borrowings and hedging activities.

        At December 31, 2017, after taking into account the effect of interest rate swaps, approximately 80% of the Company's borrowings are at a fixed rate of interest (2016: 81%).

Interest rate sensitivity

        The following table demonstrates the sensitivity to possible changes in interest rates on variable interest loans and borrowings, taking into account the related derivative financial instruments, cash and cash equivalents and current deposits. With all other variables held constant, the Company's profit before tax is affected through the impact on floating rate borrowings while the Company's equity is affected through the impact of a parallel shift of the yield curve to the fair value of derivatives as follows:

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Increase / decrease in basis points	+100	–100	+100	–100
2017
Euro	(7)	7	23	(24)
U.S. Dollar	3	(3)	(20)	21
Pakistani Rupee	(3)	3	1	(1)
Ukrainian Hryvnia	2	(2)	—	—
Other currencies	4	(4)	—	—
2016
Algerian Dinar	(1)	1	—	—
Uzbek Som	7	(7)	—	—
Pakistani Rupee	—	—	2	(2)
Ukrainian Hryvnia	1	(1)	—	—
Other currencies	2	(2)	—	—

FOREIGN CURRENCY RISK

        Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company's exposure to the risk of changes in foreign exchange rates relates primarily to the debt denominated in currencies other than the functional currency of the relevant entity, the Company's operating activities (predominantly capital expenditures at subsidiary level denominated in a different currency from the subsidiary's functional currency) and the Company's net investments in foreign subsidiaries.

        The Company manages its foreign currency risk by selectively hedging committed exposures.

        The Company hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding net borrowings in foreign currencies and can use foreign currency swaps and forwards for this purpose as well.

Foreign currency sensitivity

        The following table demonstrates the sensitivity to a possible change in exchange rates against the US dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company's profit before tax (due to changes in the value of monetary assets and liabilities, including non-designated foreign currency derivatives) and equity (due to the effect on the cash flow hedge reserve and/or effect on currency translation reserve for quasi equity loans). The Company's exposure to foreign currency changes for all other currencies is not material.

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation
2017
Russian Ruble	44	(48)	—	—
Bangladeshi Taka	(69)	76	—	—
Pakistani Rupee	(27)	30	—	—
Kazakh Tenge	4	(5)	—	—
Uzbek Som	(12)	13	—	—
Georgian Lari	(32)	35	—	—
Armenian dram	(0)	1	—	—
Euro	(18)	20	132	(145)
Algerian Dinar	(3)	3	—	—
Other currencies	0	(0)	—	—
2016
Russian Ruble	(80)	84	30	(33)
Bangladeshi Taka	(68)	75	—	—
Pakistani Rupee	(30)	33	—	—
Kazakh Tenge	5	(5)	—	—
Uzbek Som	(4)	4	(27)	30
Georgian Lari	(30)	33	—	—
Armenian dram	18	(20)	—	—
Euro	(9)	10	—	—
Algerian Dinar	(3)	4	—	—
Other currencies	(5)	5	—	—

CREDIT RISK

        Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily from trade receivables), and from its treasury activities, including deposits with banks and financial institutions, derivative financial instruments and other financial instruments. See Note 18 for further information on restrictions on cash balances.

        Trade receivables consist of amounts due from customers for airtime usage and amounts due from dealers and customers for equipment sales. In certain circumstances, VEON requires deposits as collateral for airtime usage. In addition, VEON has introduced a prepaid service and equipment sales are typically paid in advance of delivery, except for equipment sold to dealers on credit terms. VEON's credit risk arising from the services the Company provides to customers is mitigated to a large extent due to the majority of its active customers being subscribed to a prepaid service as of December 31, 2017 and 2016, and accordingly not giving rise to credit risk.

        VEON's credit risk arising from its trade receivables from dealers is mitigated due to the risk being spread across a large number of dealers. Management periodically reviews the history of payments and credit worthiness of the dealers. The Company also has receivables from other local and international operators from interconnect and roaming services provided to their customers, as well as receivables from customers using fixed-line services, such as business services, wholesale services and services to residents. Receivables from other operators for roaming services are settled through clearing houses, which helps to mitigate credit risk in this regard.

        VEON holds available cash in bank accounts, as well as other financial assets with financial institutions in countries where it operates. To manage credit risk associated with such asset holdings, VEON allocates its available cash to a variety of local banks and local affiliates of international banks within the limits set forth by its treasury policy. Management periodically reviews the creditworthiness of the banks with which it holds assets. In respect of financial instruments used by the Company's treasury function, the aggregate credit risk the Group may have with one counterparty is limited by reference to, amongst others, the long-term credit ratings assigned for that counterparty by Moody's, Fitch Ratings and Standard & Poor's and CDS spreads of that counterparty. Counterparty credit limits are reviewed and approved by the Company's CFO. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty's failure.

        Value Added Tax ("VAT") is recoverable from tax authorities by offsetting it against VAT payable to the tax authorities on VEON's revenue or direct cash receipts from the tax authorities. Management periodically reviews the recoverability of the balance of input value added tax and believes it is fully recoverable.

        VEON issues advances to a variety of its vendors of property and equipment for its network development. The contractual arrangements with the most significant vendors provide for equipment financing in respect of certain deliveries of equipment. VEON periodically reviews the financial position of vendors and their compliance with the contract terms.

        The Company's maximum exposure to credit risk for the components of the statement of financial position at December 31, 2017 and 2016 is the carrying amount as illustrated in Note 17, Note 18 and Note 20.

LIQUIDITY RISK

        The Company monitors its risk to a shortage of funds using a recurring liquidity planning tool. The Company's objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, bank loans, debentures, preference shares, financial and operating leases. The Company's policy is to create a balanced debt maturity profile. As of December 31, 2017, 10% of the Company's debt (2016: 27%) will mature in less than one year based on the carrying value of bank loans, equipment financing and loans from others reflected in the financial statements. The Company assessed the concentration of risk with respect to refinancing its debt and concluded it to be low based on liquidity in the markets the Company has access to, and recent history of refinancing. The Company believes that access to sources of funding is sufficiently available and the Company's policy is to diversify the funding sources where possible.

Available facilities

        The Company had the following available facilities as of balance sheet date for the years indicated below:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2017
VEON Holdings B.V.—Revolving Credit Facility*	Feb 2020	US$1,688	US$250	US$1,438	1,688	250	1,438
VEON Holdings B.V.—Term Loan Facility	May 2018	RUB 45,000 million	RUB 30,000 million	RUB 15,000 million	781	520	261
Banglalink Digital Communications Ltd.—Syndicated Term Loan Facility	Sep 2018	BDT 29,300 million	—	BDT 29,300 million	353	—	353
Pakistan Mobile Communications Limited—Syndicated Term Loan Facility	Jun 2018	PKR 26,750 million	PKR 17,000 million	PKR 9,750 million	242	154	88
Pakistan Mobile Communications Limited—Term Loan Facility	Jun 2018	PKR 10,000 million	PKR 5,000 million	PKR 5,000 million	90	45	45
2016
VEON Amsterdam B.V.—Revolving Credit Facility	March 2017	US$1,800	—	US$1,800	1,800	—	1,800
VEON Holdings B.V.—Vendor Financing Facility China Development Bank	September 2018	RMB 700 million	RMB 149 million	RMB 551 million	101	21	80
PJSC VimpelCom—Revolving Credit Facility Sberbank	May 2017	RUB 15,000 million	—	RUB 15,000 million	247	—	247
Optimum Telecom Algérie SpA—Term Loan Facility	December 2017	DZD 32,000 million	—	DZD 32,000 million	290	—	290

*        The facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021.

Multi-currency term and revolving facilities of up to US$2,250

        VEON Holdings entered into a new multi-currency term and revolving facilities agreement (the "TL/RCF") of up to US$2,250 on February 16, 2017. The TL/RCF replaced the US$1,800 revolving credit facility signed in 2014. The term facility of US$562.5 has a five-year tenor and the revolving credit facility of US$1,585.5 had an initial tenor of three years, with VEON Holdings having the right to request two one-year extensions to the tenor of the revolving credit facility, subject to lender consent. On January 25, 2018 lenders for an aggregate commitment of US$1,586 confirmed one-year extension to February 2021.

        Under the TL/RCF, the Net Debt to Adjusted EBITDA covenant ratio will be calculated on the basis of the consolidated financial statements of VEON Ltd. and "pro-forma" adjusted for acquisitions and divestments of any business bought or sold during the relevant period.

        During Q2 2017, VEON Holdings drew down EUR 527 million under the Term loan.

Banglalink BDT 29.3 billion facilities agreement

        On December 26, 2017 Banglalink has entered into a new floating rate term facilities agreement of BDT 29.3 billion (US$353), divided in two tranches. The first tranche of BDT 10.7 billion (US$129) has a three-year tenor and the second tranche BDT 18.6 billion (US$224) has a five-year tenor. The term facilities agreement includes an option to increase the amount of the facilities up to a total amount of BDT 40 billion.

Maturity profile

        The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2017 and December 31, 2016, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 17 as the below table includes both undiscounted notional amounts and interest while the carrying amounts are measured using the effective interest method.

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
At December 31, 2017
Bank loans and bonds	1,862	4,141	4,958	2,774	13,735
Derivative financial liabilities
Gross cash inflows	(37)	(49)	(12)	—	(98)
Gross cash outflows	29	27	51	—	107
Trade and other payables	1,523	—	—	—	1,523
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	310	—	—	310

Total financial liabilities	3,377	4,491	4,997	2,774	15,639
Related derivatives financial assets
Gross cash inflows	(275)	—	—	—	(275)
Gross cash outflows	270	—	—	—	270

Related derivative financial assets	(5)	—	—	—	(5)

Total financial liabilities, net of derivative assets	3,372	4,491	4,997	2,774	15,634

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
At December 31, 2016
Bank loans and bonds	3,529	3,897	2,018	3,310	12,754
Derivative financial liabilities
Gross cash inflows	(451)	—	—	—	(451)
Gross cash outflows	495	2	—	—	497
Trade and other payables and dividend payables	1,744	—	—	—	1,744
Other financial liabilities	29	44	—	—	73
Warid non-controlling interest put option liability	—	—	290	—	290

Total financial liabilities	5,346	3,943	2,308	3,310	14,907
Related derivatives financial assets
Gross cash inflows	(29)	—	—	—	(29)
Gross cash outflows	27	—	—	—	27

Related derivative financial assets	(2)	—	—	—	(2)

Total financial liabilities, net of derivative assets	5,344	3,943	2,308	3,310	14,905

CAPITAL MANAGEMENT

        The primary objective of the Company's capital management is to ensure that it maintains healthy capital ratios in order to secure access to debt and capital markets at all times and maximize shareholder value. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and significant changes were introduced in 2017 in order to move towards a holding company funding structure. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. Current credit ratings of the Company support its capital structure objectives.

        In February 2017, our Supervisory Board approved a dividend policy pursuant to which from 2017 the Company aims to pay a sustainable and progressive dividend based on the evolution of the Company's equity free cash flow, which is defined as net cash flow from operating activities less net cash used in investing activities, as reported in the consolidated financial statements. No other changes were made in the objectives, policies or processes for managing capital during the year ended on December 31, 2017.

        The Net Debt to Adjusted EBITDA ratio is an important measure used by the Company to assess its capital structure. Net Debt represents the amount of interest-bearing debt measured at amortized cost adjusted for derivatives designated in hedging relationship less cash and cash equivalents and bank deposits. Adjusted EBITDA is defined as last twelve months earnings before interest, tax, depreciation, amortization and impairment, loss on disposals of non-current assets, other non-operating losses and share of profit / (loss) of joint ventures. For reconciliation of Adjusted EBITDA to Profit / (loss) before tax, refer to Note 7.

        Further, this ratio is included as a financial covenant in the credit facilities of the Company. For most of our credit facilities the Net Debt to Adjusted EBITDA ratio is calculated at consolidated level of either VEON Ltd. or VEON Holdings B.V. and is "pro-forma" adjusted for acquisitions and divestments of any business bought or sold during the relevant period. Under these credit facilities, the Company is required to maintain the Net Debt to Adjusted EBITDA ratio below 3.5x. As of December 31, 2017, the Company did not breach any covenants.